Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 — FAIR VALUE MEASUREMENTS

Items carried at fair value on an ongoing basis as of December 31, 2021 and 2020 are classified in the table below in one of the three categories described in Note 2.

	Fair value measurements December 31, 2020
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$29,049	—	—	$29,049
Total	$29,049	—	—	$29,049
	Fair value measurements December 31, 2021
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$94,930	—	—	$94,930
Total	$94,930	—	—	$94,930